Taxation - Schedule of Valuation Allowance (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Valuation Allowance [Abstract]
Beginning balance	¥ 18,956,128	$ 2,648,022	¥ 12,738,069
Addition	1,382,374	193,106	6,205,515
Foreign exchange impact	(11,654)	(1,628)	12,544
Ending balance	¥ 20,326,848	$ 2,839,500	¥ 18,956,128